Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (12,879)	$ (9,826)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,142	818
Net change in fair value of trading marketable securities	0	(282)
Net change in fair value of digital assets	62	0
Non-cash lease expense	35	33
Loss on extinguishment of debt	825	0
Loss on extinguishment of debt - related party	333	0
Amortization of debt discounts and debt issuance costs	146	0
Amortization of debt discounts and debt issuance costs - related party	62	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	129	457
Accounts payable and accrued liabilities	1,308	449
Accounts payable - related parties	283	31
Accrued interest	48	0
Accrued interest - related party	21	0
Fixed cash payments related to operating leases	(35)	(30)
Net cash used in operating activities	(8,520)	(8,350)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of digital assets	(250)	0
Proceeds from disposition of digital assets	188	0
Investment in trading marketable securities	0	(481)
Proceeds from disposition of marketable securities	0	8,250
Net cash (used in) provided by investing activities	(62)	7,769
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares for cash, net	6,151	112
Proceeds from issuance of convertible notes, net	419	0
Proceeds from issuance of convertible notes, net - related party	189	0
Proceeds from exercise of warrants	132	0
Repayment of convertible note	(24)	0
Net cash provided by financing activities	6,867	112
Effect of exchange rate changes on cash	(23)	(8)
Net change in cash and cash equivalents	(1,738)	(477)
Cash and cash equivalents - beginning of period	2,338	2,815
Cash and cash equivalents - end of period	600	2,338
Supplemental Cash Flow Information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Initial recognition of the right-of-use asset and lease liability	$ 0	$ 111